Commitments	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments
13.	Commitments

The Company has an operating lease for approximately 26,400 square feet at its corporate headquarters and manufacturing plant in Waltham, Massachusetts, which expires in January 2018. The lease terms include escalating rent payments over the life of the lease and rent expense is recognized over the life of the lease on a straight-line basis. The difference between the amount expensed and actual rent payments are recorded as a deferred rent included within accrued expense in the consolidated balance sheets. In connection with the lease, the Company is required to maintain a security deposit with its landlord, which declines every six months during the lease until December 31, 2015, at which point the amount remains constant at $134. The total amount of the security deposit is approximately $267 at December 31, 2014, of which $89 is included in prepaid expenses and other current assets. The Company also leases copiers and vehicles under operating leases that expire at various points through 2018.

Total rent expense was $584 and $577 for the fiscal years 2013 and 2014, respectively. At December 31, 2014, the Company’s future minimum lease payments are indicated below:

Year ending December 31:	Total Lease Payments
2015	$577
2016	590
2017	598
2018	59

Total	$1,824

The Company is subject to potential claims from time to time in the ordinary course of business. At December 31, 2014, the Company is not subject to any significant asserted or unasserted claims.